Franchise and Income Tax Withdrawal (Details) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 09, 2024	Apr. 03, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Franchise and Income Tax Withdrawal [Line Items]
Withdrew from trust account								$ 1,982,457
Remitted tax authorities								1,518,949
Remitted to government authorities								463,508
Trust funds for payment								157,474
Operating expenses			$ 335,127	$ 76,974	$ 335,127		$ 76,974
Payment to income tax obligations						$ 464,342	$ 448,349	$ 448,349	$ 511,000
Subsequent Event [Member]
Franchise and Income Tax Withdrawal [Line Items]
Payment to income tax obligations	$ 11,000	$ 453,342
Sponsor [Member] | Subsequent Event [Member]
Franchise and Income Tax Withdrawal [Line Items]
Aggregate principal amount		$ 510,000